PREFERRED STOCK AND DIVIDENDS PREFERRED STOCK AND DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of Preferred Stock
The following table summarizes the shares of preferred stock issued by the Company and net proceeds received from issuance for the years ended December 31, 2015 and 2014:

	Shares Issued & Outstanding	Net Proceeds from Issuance (in 000's)
Balances, December 31, 2013	950,000	$20,392

Balances, December 31, 2014	950,000	$20,392

Issuance of Preferred Stock:
April 13, 2015 offering (1)	575,000	$13,481
June 2, 2015 offering (2)	588,235	14,105
At-The-Market offering (3)	313,695	6,736

Balances, December 31, 2015	2,426,930	$54,714

(1)
On April 13, 2015, the Company issued and sold 575,000 shares of Series A Preferred Stock in a “best efforts” registered public offering for a public offering price of $25.75 per share. In connection therewith, the Company received net proceeds of approximately $13.5 million, after payment of underwriting commissions and discounts and all other offering expenses incurred by the Company.

(2)
On June 2, 2015, the Company issued and sold 588,235 shares of Series A Preferred Stock in a “best efforts” registered public offering for a public offering price of $25.50 per share. In connection therewith, the Company received net proceeds of approximately $14.1 million, after payment of underwriting commissions and discounts and all other offering expenses incurred by the Company.

(3)
On July 21, 2015, the Company entered into separate At Market Issuance Sales Agreements (together, the “Sales Agreements”) with each of MLV & Co. LLC (“MLV”) and JMP Securities LLC (each, an “Agent” and together, the “Agents”), pursuant to which the Company may offer and sell, from time to time, up to 800,000 shares of Series A Preferred Stock under its At-The-Market offering ("ATM") through the Agents. The Company will instruct each Agent as to the number of shares to be sold by it. Additionally, the Company may instruct the Agents not to sell the shares if the sales cannot be effected at or above the price designated by the Company in its instructions to the Agents. For the year ended December 31, 2015, the Company sold 313,695 shares of Series A Preferred Stock under its ATM at an average sale price of $22.11 per share. In connection therewith, the Company received net proceeds of approximately $6.7 million, after payment of sales commissions and discounts and all other expenses incurred by the Company.

Dividends Declared
The following table summarizes the common stock and preferred stock dividends paid by the Company for the years ended December 31, 2015 and 2014:

	Date of Payment	Dividends Paid (in 000's)	Dividends Per Share
Common Stock Dividends:
	4/30/2015	$990	$0.050
	7/31/2015	1,093	0.055
	10/31/2015	1,193	0.060
For the year ended December 31, 2015		$3,276	$0.165

Preferred Stock Dividends:
	3/31/2014	$646	$0.68
	6/30/2014	646	0.68
	9/30/2014	646	0.68
	12/31/2014	646	0.68
For the year ended December 31, 2014		$2,584	$2.72

	3/31/2015	$646	$0.68
	6/30/2015	1,437	0.68
	9/30/2015	1,498	0.68
	12/31/2015	1,627	0.68
For the year ended December 31, 2015		$5,208	$2.72